Supplement to the John Hancock Asset Allocation Funds
                 Prospectus- Class A, Class B and Class C Shares
                  dated March 1, 2006 as revised August 1, 2006


Underlying Fund to Asset Allocation Core Portfolio

John Hancock Strategic Income Fund (the "Fund")


Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Funds, will be known as MFC Global Investment Management
(U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual fund.

The portfolio management teams for your Fund remain the same and the managers will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)`s services to the Fund.

With respect to the Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section in the prospectus:

     SUBADVISER

     MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

     Responsible for day-to-day investment management

     A subsidiary of John Hancock Financial Services, Inc.

     Founded in 1979

     Supervised by the adviser

In addition, the "Subadvisers to the underlying funds" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises Strategic Income Fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.

Also, in the "Management Biographies" section of the prospectus, information for certain portfolio managers has been revised as follows:

In connection with Sovereign's name change to MFC Global (U.S.), effective October 1, 2006, each of the following portfolio managers will retain their title previously held with Sovereign Asset Management LLC, except as noted herein: Barry H. Evans, CFA, President and Chief Fixed- Income Officer; John F. Iles and Daniel S. Janis III, Senior Vice President.


October 1, 2006

              Supplement to the John Hancock Asset Allocation Funds
                           Prospectus- Class R Shares
                  dated March 1, 2006 as revised August 1, 2006


Underlying Fund to Asset Allocation Core Portfolio

John Hancock Strategic Income Fund (the "Fund")


Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Fund, will be known as MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual fund.

The portfolio management teams for your Fund remain the same and the managers will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)'s services to the Fund.

With respect to the Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section in the prospectus:

     SUBADVISER

     MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

     Responsible for day-to-day investment management

     A subsidiary of John Hancock Financial Services, Inc.

     Founded in 1979

     Supervised by the adviser

In addition, the "Subadvisers to the underlying funds" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises Strategic Income Fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.

Also, in the "Management Biographies" section of the prospectus, information for certain portfolio managers has been revised as follows:

In connection with Sovereign's name change to MFC Global (U.S.), effective October 1, 2006, each of the following portfolio managers will retain their title previously held with Sovereign Asset Management LLC, except as noted herein: Barry H. Evans, CFA, President and Chief Fixed- Income Officer; John F. Iles and Daniel S. Janis III, Senior Vice President.


October 1, 2006

John Hancock Allocation Core Portfolio dated 3/1/06 as rev. 3/22/06  John Hancock Mid Cap Growth Fund dated 03/1/06

John Hancock Allocation Growth + Value Portfolio dated 3/1/06        John Hancock Money Market Fund dated 8/1/06

John Hancock Balanced Fund dated 3/01/06 as rev. 6/6/06              John Hancock Multi Cap Growth Fund dated 3/1/06 as rev. 4/13/06

John Hancock California Tax-Free Income Fund dated 1/01/06 as rev.   John Hancock New York Tax-Free Income Fund dated 1/1/06 as rev.
4/1/06                                                               4/1/06

John Hancock Financial Industries Fund dated 3/1/06 as rev. 5/1/06   John Hancock Real Estate Fund dated 3/1/06 as rev. 5/1/06

John Hancock Focused Equity Fund dated 3/1/06                        John Hancock Regional Bank Fund dated 3/1/06 as rev. 5/1/06

John Hancock Growth Trends Fund dated 3/1/06 as rev. 5/01/06         John Hancock Small Cap Equity Fund dated 3/1/06

John Hancock Health Sciences Fund dated 3/1/06                       John Hancock Small Cap Intrinsic Value Fund dated 3/1/06

High Yield Municipal Bond Fund dated 1/1/06 as rev. 4/1/06           John Hancock Sovereign Investors Fund dated 3/1/06

John Hancock Large Cap Equity Fund dated 3/1/06                      John Hancock Tax-Free Bond Fund dated 1/1/06 as rev. 4/1/06

John Hancock Large Cap Intrinsic Fund dated 3/1/06 as rev. 3/15/06   John Hancock Technology Fund dated 3/1/06 as rev. 4/13/06

John Hancock Massachusetts Tax-Free Income Fund dated 1/1/06 as      John Hancock Technology Leaders Fund dated 3/1/06 as
rev. 4/1/06                                                          rev. 4/13/06

John Hancock Mid Cap Equity Fund dated 3/1/06                        John Hancock U.S. Government Cash Reserve dated 8/1/06

                Supplement to Statement of Additional Information

Under the heading "Organization of the Fund" the following has been deleted

The Fund is sub-advised by Sovereign Asset Management LLC ("Sovereign" or the "Sub-Adviser") which is also a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. Sovereign is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

And replaced with the following:

The Fund is sub-advised by MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)" or the "Sub-Adviser"). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., and a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

Under the heading "Investment Advisory and Other Services" the second paragraph has been deleted and replaced with the following:

The Sub-Adviser, MFC Global (U.S.), located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of June 30, 2006 had approximately $26 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).

Under the heading "Those Responsible for Management" the section of the table regarding "Principal Officers who are not Trustees" has been deleted and replaced with the following:

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Keith F. Hartstein            President     2005         Senior Vice President, Manulife Financial   N/A
Born:  1956                   and Chief                  Corporation (since 2004); Director,
                              Executive                  President and Chief Executive Officer,
                              Officer                    the Adviser and The Berkeley Group, John
                                                         Hancock Funds, LLC (since 2005);
                                                         Director, MFC Global Investment
                                                         Management (U.S.), LLC ("MFC Global
                                                         (U.S.)") (since 2005); Director, John
                                                         Hancock Signature Services, Inc. (since
                                                         2005); President and Chief Executive
                                                         Officer, John Hancock Investment
                                                         Management Services, LLC (since 2006);
                                                         President and Chief Executive Officer,
                                                         John Hancock Funds,  John Hancock Funds
                                                         II, John Hancock Funds III, John Hancock
                                                         Trust,; Director, Chairman and President,
                                                         NM Capital Management, Inc. (since 2005);
                                                         Chairman, Investment Company Institute
                                                         Sales Force Marketing Committee (since
                                                         2003); Director, President and Chief
                                                         Executive Officer, MFC Global (U.S.)
                                                         (2005-2006); Executive Vice President,
                                                         John Hancock Funds, LLC (until 2005);

----------------------------- ------------- ------------ ------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- ----------------- ----------- ------------------------------------------ ----------------
Thomas M. Kinzler            Secretary and     2006        Vice President and Counsel for John        N/A
Born:  1955                  Chief Legal                   Hancock Life Insurance Company (U.S.A.)
                             Officer                       (since 2006); Secretary and Chief Legal
                                                           Officer, John Hancock Funds, John
                                                           Hancock Funds II, John Hancock Funds III
                                                           and John Hancock Trust (since 2006);
                                                           Vice President and Associate General
                                                           Counsel for Massachusetts Mutual Life
                                                           Insurance Company (1999-2006); Secretary
                                                           and Chief Legal Counsel for MML Series
                                                           Investment Fund (2000-2006); Secretary
                                                           and Chief Legal Counsel for MassMutual
                                                           Institutional Funds (2000-2004);
                                                           Secretary and Chief Legal Counsel for
                                                           MassMutual Select Funds and MassMutual
                                                           Premier Funds (2004-2006).

---------------------------- ----------------- ----------- ------------------------------------------ ----------------
Francis V. Knox, Jr.         Chief             2005        Vice President and Chief Compliance        N/A
Born:  1947                  Compliance                    Officer, John Hancock Investment
                             Officer                       Management Services, LLC, the Adviser
                                                           and MFC Global (U.S.) (since 2005);
                                                           Chief Compliance Officer, John Hancock
                                                           Funds, John Hancock Funds II, John
                                                           Hancock Funds III and John Hancock Trust
                                                           (since 2005); Vice President and
                                                           Assistant Treasurer, Fidelity Group of
                                                           Funds (until 2004); Vice President and
                                                           Ethics & Compliance Officer, Fidelity
                                                           Investments (until 2001).

---------------------------- ----------------- ----------- ------------------------------------------ ----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- --------------- -------------- ---------------------------------------- -----------------
Gordon M. Shone              Treasurer       2006           Treasurer, John Hancock Funds (since     N/A
Born:  1956                                                 2006); John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President and
                                                            Chief Financial Officer, John Hancock
                                                            Trust (2003-2005); Senior Vice
                                                            President, John Hancock Life Insurance
                                                            Company (U.S.A.) (since 2001); Vice
                                                            President, John Hancock Investment
                                                            Management Services, Inc. and John
                                                            Hancock Advisers, LLC (since 2006),
                                                            The Manufacturers Life Insurance
                                                            Company (U.S.A.) (1998 to 2000).

---------------------------- --------------- -------------- ---------------------------------------- -----------------
John G. Vrysen               Chief           2005           Director, Executive Vice President and   N/A
Born:  1955                  Financial                      Chief Financial Officer, the Adviser,
                             Officer                        The Berkeley Group and John Hancock
                                                            Funds, LLC (since 2005); Executive
                                                            Vice President and Chief Financial
                                                            Officer, John Hancock Investment
                                                            Management Services, LLC (since 2005),
                                                            Vice President and Chief Financial
                                                            Officer, MFC Global (U.S.) (since
                                                            2005); Director, John Hancock
                                                            Signature Services, Inc. (since 2005);
                                                            Chief Financial Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III, John Hancock Trust
                                                            (since 2005); Vice President and
                                                            General Manager, Fixed Annuities, U.S.
                                                            Wealth Management (until 2005); Vice
                                                            President, Operations Manulife Wood
                                                            Logan (2000-2004).

---------------------------- --------------- -------------- ---------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.



October 1, 2006

John Hancock Classic Value Fund dated 3/1/06 as rev. 5/24/06          John Hancock International Fund dated 3/1/06
John Hancock Classic Value Fund II dated 7/1/06                       John Hancock International Classic Value Fund dated 2/28/06 as rev. 4/1/06
John Hancock Core Equity Fund dated 3/1/06                            John Hancock Large Cap Select Fund dated 3/1/06
John Hancock Greater China Opportunities Fund dated 3/1/06            John Hancock Small Cap Fund dated 3/1/06
John Hancock Independence Dividend Core Equity Fund II dated 7/1/06   John Hancock U.S. Global Leaders Growth Fund dated 3/1/06

                Supplement to Statement of Additional Information

Under the heading "Those Responsible for Management" the section of the table regarding "Principal Officers who are not Trustees" has been deleted and replaced with the following:

--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who
are not Trustees
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Keith F. Hartstein          President and   2005        Senior Vice President, Manulife Financial    N/A
Born:  1956                 Chief                       Corporation (since 2004); Director,
                            Executive                   President and Chief Executive Officer, the
                            Officer                     Adviser and The Berkeley Group, John
                                                        Hancock Funds, LLC (since 2005); Director,
                                                        MFC Global Investment Management (U.S.),
                                                        LLC ("MFC Global (U.S.)") (since 2005);
                                                        Director, John Hancock Signature Services,
                                                        Inc. (since 2005); President and Chief
                                                        Executive Officer, John Hancock Investment
                                                        Management Services, LLC (since 2006);
                                                        President and Chief Executive Officer,
                                                        John Hancock Funds,  John Hancock Funds
                                                        II, John Hancock Funds III, John Hancock
                                                        Trust,; Director, Chairman and President,
                                                        NM Capital Management, Inc. (since 2005);
                                                        Chairman, Investment Company Institute
                                                        Sales Force Marketing Committee (since
                                                        2003); Director, President and Chief
                                                        Executive Officer, MFC Global (U.S.)
                                                        (2005-2006); Executive Vice President,
                                                        John Hancock Funds, LLC (until 2005);

--------------------------- --------------- ----------- -------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- ----------------- ------------ ------------------------------------ ---------------------
Thomas M. Kinzler            Secretary and     2006         Vice President and Counsel for       N/A
Born:  1955                  Chief Legal                    John Hancock Life Insurance
                             Officer                        Company (U.S.A.) (since 2006);
                                                            Secretary and Chief Legal Officer,
                                                            John Hancock Funds, John Hancock
                                                            Funds II, John Hancock Funds III
                                                            and John Hancock Trust (since
                                                            2006); Vice President and
                                                            Associate General Counsel for
                                                            Massachusetts Mutual Life
                                                            Insurance Company (1999-2006);
                                                            Secretary and Chief Legal Counsel
                                                            for MML Series Investment Fund
                                                            (2000-2006); Secretary and Chief
                                                            Legal Counsel for MassMutual
                                                            Institutional Funds (2000-2004);
                                                            Secretary and Chief Legal Counsel
                                                            for MassMutual Select Funds and
                                                            MassMutual Premier Funds
                                                            (2004-2006).

---------------------------- ----------------- ------------ ------------------------------------ ---------------------
Francis V. Knox, Jr.         Chief             2005         Vice President and Chief             N/A
Born:  1947                  Compliance                     Compliance Officer, John Hancock
                             Officer                        Investment Management Services,
                                                            LLC, the Adviser and MFC Global
                                                            (U.S.) (since 2005); Chief
                                                            Compliance Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President
                                                            and Assistant Treasurer, Fidelity
                                                            Group of Funds (until 2004); Vice
                                                            President and Ethics & Compliance
                                                            Officer, Fidelity Investments
                                                            (until 2001).

---------------------------- ----------------- ------------ ------------------------------------ ---------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- --------------- -------------- ---------------------------------------- -----------------
Gordon M. Shone              Treasurer       2006           Treasurer, John Hancock Funds (since     N/A
Born:  1956                                                 2006); John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President and
                                                            Chief Financial Officer, John Hancock
                                                            Trust (2003-2005); Senior Vice
                                                            President, John Hancock Life Insurance
                                                            Company (U.S.A.) (since 2001); Vice
                                                            President, John Hancock Investment
                                                            Management Services, Inc. and John
                                                            Hancock Advisers, LLC (since 2006),
                                                            The Manufacturers Life Insurance
                                                            Company (U.S.A.) (1998 to 2000).

---------------------------- --------------- -------------- ---------------------------------------- -----------------
John G. Vrysen               Chief           2005           Director, Executive Vice President and   N/A
Born:  1955                  Financial                      Chief Financial Officer, the Adviser,
                             Officer                        The Berkeley Group and John Hancock
                                                            Funds, LLC (since 2005); Executive
                                                            Vice President and Chief Financial
                                                            Officer, John Hancock Investment
                                                            Management Services, LLC (since 2005),
                                                            Vice President and Chief Financial
                                                            Officer, MFC Global (U.S.) (since
                                                            2005); Director, John Hancock
                                                            Signature Services, Inc. (since 2005);
                                                            Chief Financial Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III, John Hancock Trust
                                                            (since 2005); Vice President and
                                                            General Manager, Fixed Annuities, U.S.
                                                            Wealth Management (until 2005); Vice
                                                            President, Operations Manulife Wood
                                                            Logan (2000-2004).

---------------------------- --------------- -------------- ---------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


October 1, 2006

                                       3